UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - ¥ / shares	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	¥ 0.0001	¥ 0.0001	¥ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	50,000,000	50,000,000	50,000,000
Common stock, shares outstanding	50,000,000	50,000,000	50,000,000